Earnings per common share (Tables)	6 Months Ended
Sep. 30, 2016
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2015 and 2016:

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	365,873	379,558
Less: Net income attributable to preferred shareholders	1,441	—

Net income attributable to common shareholders	364,432	379,558

Effect of dilutive securities:
Convertible preferred stock	1,441	—

Net income attributable to common shareholders after assumed conversions	365,873	379,558

	Six months ended September 30,
	2015	2016
	(thousands of shares)
Shares:
Weighted average common shares outstanding	24,718,566	25,204,801

Effect of dilutive securities:
Convertible preferred stock (Note)	649,240	165,533
Stock options	18,467	11,997

Weighted average common shares after assumed conversions	25,386,273	25,382,331

	Six months ended September 30,
	2015	2016
	(in yen)
Amounts per common share:
Basic net income per common share	14.74	15.06

Diluted net income per common share	14.41	14.95

Note:	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.